Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Total Revenue	$ 3,528,249	$ 2,005,625	$ 6,102,940	$ 4,104,335	$ 9,320,933	$ 8,483,608
Transferred at Point in Time [Member]
Product Information [Line Items]
Total Revenue	937,178	247,187	1,511,751	575,928	2,817,987	2,196,133
Transferred over Time [Member]
Product Information [Line Items]
Total Revenue	2,591,071	1,758,438	4,591,189	3,528,407	6,502,946	6,287,475
Service [Member]
Product Information [Line Items]
Total Revenue	1,725,163	1,382,870	3,385,511	2,776,590	5,806,370	5,437,684
Equipment And Software [Member]
Product Information [Line Items]
Total Revenue	760,451	247,187	1,225,334	575,928	2,074,911	1,784,658
Managed Services [Member]
Product Information [Line Items]
Total Revenue	809,487	219,392	1,036,254	439,867	380,701	365,767
Professional Fees [Member]
Product Information [Line Items]
Total Revenue					362,375	411,475
Nexxis Voip Services [Member]
Product Information [Line Items]
Total Revenue	183,118	153,887	378,444	307,084	696,576	484,024
Other [Member]
Product Information [Line Items]
Total Revenue	50,030	2,289	77,265	4,866
UNITED STATES
Product Information [Line Items]
Total Revenue	3,489,037	1,963,192	6,025,246	4,017,303	9,205,696	8,269,792
UNITED STATES | Service [Member]
Product Information [Line Items]
Total Revenue	1,685,951	1,340,437	3,307,949	2,689,558	5,691,133	5,223,868
UNITED STATES | Equipment And Software [Member]
Product Information [Line Items]
Total Revenue	760,451	247,187	1,225,334	575,928	2,074,911	1,784,658
UNITED STATES | Managed Services [Member]
Product Information [Line Items]
Total Revenue	809,487	219,392	1,036,254	439,867	380,701	365,767
UNITED STATES | Professional Fees [Member]
Product Information [Line Items]
Total Revenue					362,375	411,475
UNITED STATES | Nexxis Voip Services [Member]
Product Information [Line Items]
Total Revenue	183,118	153,887	378,444	307,084	696,576	484,024
UNITED STATES | Other [Member]
Product Information [Line Items]
Total Revenue	50,030	2,289	77,265	4,866
International [Member]
Product Information [Line Items]
Total Revenue	39,212	42,433	69,787	87,032	115,237	213,816
International [Member] | Service [Member]
Product Information [Line Items]
Total Revenue	39,212	42,433	69,787	87,032	115,237	213,816
International [Member] | Equipment And Software [Member]
Product Information [Line Items]
Total Revenue	0	0	0	0
International [Member] | Managed Services [Member]
Product Information [Line Items]
Total Revenue	0	0	0	0
International [Member] | Professional Fees [Member]
Product Information [Line Items]
Total Revenue
International [Member] | Nexxis Voip Services [Member]
Product Information [Line Items]
Total Revenue	0	0	0	0
International [Member] | Other [Member]
Product Information [Line Items]
Total Revenue	$ 0	$ 0	$ 0	$ 0